CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net income	¥ 850,063	¥ 830,233	¥ 500,235
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on available-for-sale securities, net of tax (Note 3)	(338,822)	622,975	137,128
Foreign currency translation adjustments, net of tax	(123,221)	136,299	76,104
Pension liability adjustments, net of tax (Note 20)	(111,599)	163,338	136,942
Total other comprehensive income (loss), net of tax	(573,642)	922,612	350,174
Total comprehensive income	276,421	1,752,845	850,409
Less: Total comprehensive income (loss) attributable to noncontrolling interests	(2,373)	26,669	12,045
Total comprehensive income attributable to MHFG shareholders	¥ 278,794	¥ 1,726,176	¥ 838,364